Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Goodwill and intangible assets
10.	Goodwill and intangible assets

	2023
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Total

January 1
Cost	$9,672,476	$595,256	$5,291,436	$566,591	$387,532	$16,513,291
Accumulated amortization	-	(15,806)	(2,103,114)	(122,842)	(102,514)	(2,344,276)
	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015

January 1	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015
Acquisition through business combination	$51,069,453	21,486,396	8,496,699	-	977,732	82,030,280
Additions	-	-	-	-	93,347	93,347
Amortization expenses	-	(52,205)	(1,402,133)	(111,530)	(243,906)	(1,809,774)
Disposal	-	-	-	-	(7,888)	(7,888)
Impairment	-	-	-	-	(298,424)	(298,424)
Exchange difference	-	(819)	(14,920)	(1,707)	(11,354)	(28,800)
December 31	$60,741,929	$22,012,822	$10,267,968	330,512	$794,525	$94,147,756

December 31
Cost	$60,741,929	$22,083,887	$13,788,135	566,591	$2,139,623	$99,320,165
Accumulated amortization	-	(71,065)	(3,520,167)	(236,079)	(1,048,531)	(4,875,842)
Accumulated impairment	-	-	-	-	(296,567)	(296,567)
	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756
	2024
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Total

January 1
Cost	$60,741,929	$22,083,887	$13,788,135	$566,591	$2,139,623	$99,320,165
Accumulated amortization	-	(71,065)	(3,520,167)	(236,079)	(1,048,531)	(4,875,842)
Accumulated impairment	-	-	-	-	(296,567)	(296,567)
	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756

January 1	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756
Acquisition through business combination	1,943,850	-	474,852	-	-	2,418,702
Additions	-	871	-	-	274,738	275,609
Amortization expenses	-	(50,876)	(1,693,877)	(108,233)	(248,094)	(2,101,080)
Impairment	(28,165,304)	(450,092)	(358,522)	(52,132)	-	(29,026,050)
Exchange difference	(560,422)	(23,481)	(113,205)	(17,738)	(61,457)	(776,303)
December 31	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$64,938,634

December 31
Cost	$62,072,215	$22,046,603	$13,927,330	$530,650	$2,104,882	$100,681,680
Accumulated amortization	-	(116,327)	(4,998,808)	(327,158)	(1,076,756)	(6,519,049)
Accumulated impairment	(28,112,162)	(441,032)	(351,306)	(51,083)	(268,414)	(29,223,997)
	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$64,938,634

	2025
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Copyrights	Total

January 1
Cost	$62,072,215	$22,046,603	$13,927,330	$530,650	$2,104,882	$-	$100,681,680
Accumulated amortization	-	(116,327)	(4,998,808)	(327,158)	(1,076,756)	-	(6,519,049)
Accumulated impairment	(28,112,162)	(441,032)	(351,306)	(51,083)	(268,414)	-	(29,223,997)
	$33,960,053	$21,489,244	$8,577,216	$152,409	$ 7 59,712	$-	$64,938,634

January 1	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$-	$64,938,634
Additions	-	-	-	-	145,576	123,004	268,580
Amortization expenses	-	(1,187)	(1,597,179)	(39,942)	(339,724)	(115,991)	(2,094,023)
Impairment	(25,544,313)	(10,417,255)	(3,202,303)	-	(19,064)	-	(39,182,935)
Exchange difference	280,044	178	41,078	6,951	10,900	(62)	339,089
December 31	$8,695,784	$11,070,980	$3,818,812	$119,418	$557,400	$6,951	$24,269,345

December 31
Cost	$62,464,202	$22,070,756	$14,141,770	$553,612	$2,232,388	$14,463	$101,477,191
Accumulated amortization	-	(122,405)	(6,754,148)	(380,901)	(1,388,025)	(7,512)	(8,652,991)
Accumulated impairment	(53,768,418)	(10,877,371)	(3,568,810)	(53,293)	(286,963)	-	(68,554,855)
	$8,695,784	$11,070,980	$3,818,812	$119,418	$557,400	$6,951	$24,269,345

Note: The trademarks acquired through business combination include $21,484,644 of trademarks with indefinite useful lives.

a)	Acquisition of intangible assets through business combination please refer to Note 32 for details.

b)

The impairment loss recognized for the year ended December 31, 2024 and 2025, was mainly related to goodwill and other related intangible assets, when assessing impairment for goodwill, other related intangible assets from each cash-generating unit is also considered in recognizing impairment, please refer to Note 11 b) for details.